Schedule of Demonstrated Deposit Capacity (Details) - Loan Servicing Agreement [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Incremental capacity	$ 6,200,000	$ 11,712,538	[1]	$ 21,425,560	[1]
CRB Related Deposits [Member]
Related Party Transaction [Line Items]
Incremental capacity		116,064,487		129,350,998
Capacity at 60% [Member]
Related Party Transaction [Line Items]
Incremental capacity		69,638,692		77,610,599
PCCU Net Worth [Member]
Related Party Transaction [Line Items]
Incremental capacity		82,400,677		81,087,746
Capacity At 1.3125 [Member]
Related Party Transaction [Line Items]
Incremental capacity		108,150,889		106,670,306
Limiting Capacity [Member]
Related Party Transaction [Line Items]
Incremental capacity		69,638,692		77,610,599
PCCU Loans Funded [Member]
Related Party Transaction [Line Items]
Incremental capacity		56,794,446		55,660,039
Line of Credit [Member]
Related Party Transaction [Line Items]
Incremental capacity		$ 1,131,708		$ 525,000

[1]	If the loans funded by PCCU exceed the limiting capacity, the PCCU CAA specifies that PCCU will be unable to fund additional loans until the incremental capacity is positive.